1933 Act Registration No. 33-

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

[  ] Pre-Effective Amendment No.
[  ] Post-Effective Amendment No.

MOSAIC EQUITY TRUST
(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (480) 443-9537
550 Science Drive
Madison, Wisconsin 53711
----------------------------------------------------------------
(Address of Principal Executive Offices)

W. Richard Mason, Esq.
8777 N. Gainey Center Drive, Suite 220
Scottsdale, Arizona 85258
(Name and Address of Agent for Service)

Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's most recent fiscal year ended December 31, 2001 was filed with the Commission on or about February 21, 2002.

It is proposed that this filing will become effective on June 3, 2002 pursuant to Rule 488 of the Securities Act of 1933.

MOSAIC EQUITY TRUST

CROSS REFERENCE SHEET
Pursuant to Rule 481(a) under the Securities Act of 1933

Item of Part A of Form N-14  Location in Prospectus
1.    Beginning of           Cross Reference Sheet; Cover Page
     Registration Statement
     and Outside Front
     Cover Page of
     Prospectus
2.    Beginning and Outside  Table of Contents
     Back Cover Page of
     Prospectus
3.    Synopsis and Risk      Fee Table; Synopsis Information;
                                Risks Factors
4.    Information about the  Information about the Transaction
     Transaction              (Terms; Description of Securities;
                              Reasons for Transaction; Tax
                              Consequences; Pro Forma capitalization)
5.    Information about the  Information about the Investors
     Registrant               Fund:
                              (Incorporated by reference from Mosaic
                               Equity Trust prospectus dated 5/1/02)
6.    Information about the  Information about Your Fund
     Company Being Acquired    (Incorporated by reference from Mosaic
                               Focus Fund prospectus dated 5/1/02)
7.   Voting Information      Cover Page; Summary; Information
                             about the Transaction; Voting
                             Information
8.   Interest of Certain     Inapplicable
     Persons and Experts
9.   Additional Information   Inapplicable
     Required for
     Reoffering by Persons
     Deemed to be
     Underwriters
Part B of Form N-14          Location in SAI
10.   Cover Page              Cover Page
11.   Table of Contents       Statement of Additional Information
                              Dated June 3, 2002
12.  Additional Information   Incorporated by reference
     About the Registrant

13.  Additional Information   Incorporated by reference
     about the Company Being
     Acquired
14.   Financial Statements    Incorporated by reference
Item of Part C of Form N-14  Location in Part C
15.   Indemnification       Indemnification of
                            Trustees/Directors
16.   Exhibits              Item 16. Exhibits
17.   Undertakings          Item 17. Undertakings

Mosaic Focus Fund
550 Science Drive
Madison, Wisconsin 53711

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on June 28, 2002

Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of Mosaic Focus Fund Trust (the "Focus Fund") will be held at the offices of the Focus Fund at 550 Science Drive, Madison, Wisconsin 53711, on Friday, June 28, 2002, at 12:00 noon for the following purposes:

1. To consider and act upon the Agreement and Plan of Merger (the "Plan") dated April 24, 2002 providing for:

  the acquisition of substantially all of the assets of the Focus Fund by an series of Mosaic Equity Trust named Mosaic Investors Fund (the "Investors Fund"), in exchange for shares of the Investors Fund;
  the assumption by the Investors Fund of the liabilities of the Focus Fund; and
  distribution of such shares of the Investors Fund to shareholders of the Focus Fund.

2. To transact any other business as may properly come before the meeting or any of its adjournments.

The Trustees fixed the close of business on April 30, 2002 as the record date for the determination of shareholders of the Focus Fund entitled to notice of and to vote at this Meeting or any adjournment thereof.

IMPORTANT

Your vote is important and all Shareholders are asked to be present in person or by proxy. If you are unable to attend the meeting in person, we urge you to complete, sign, date and return the enclosed proxy as soon as possible using the enclosed stamped envelope. Sending the proxy will not prevent you from personally voting your shares at the Meeting since you may revoke your proxy by advising the Secretary of Mosaic Focus Fund Trust in writing (by subsequent proxy or otherwise) of such revocation at anytime before it is voted.

By order of the Board of Trustees

(signature)

W. Richard Mason
Secretary

June 3, 2002

Mosaic Funds
550 Science Drive
Madison, Wisconsin 53711
800-368-3195

June 3, 2002

Dear Shareholder:

The attached proxy materials seek your approval to merge Mosaic Focus Fund into Mosaic Equity Trust’s Investors Fund.

What are we proposing?

  Upon approval by Focus Fund shareholders, the Focus Fund will merge into the Investors Fund effective July 1, 2002.
  Former Focus Fund shareholders will receive shares of the Investors Fund in exchange for their Focus Fund shares.

This merger represents a logical step to best utilize management expertise and provide shareholder value to Mosaic shareholders.

Your board of trustees unanimously recommends a vote FOR this proposal. If the merger is approved, you will still own shares in a stock fund with the objective of long-term growth and holding all of the same securities held by the Focus Fund, plus additional securities to afford diversification and reduce market risk.

Why merge these funds?

  The Investors Fund experienced superior long-term performance with less share price volatility than the Focus Fund since the Focus Fund's inception.
  In order to comply with portfolio diversification requirements mandated by Federal tax law, the Focus Fund – while considered "non-diversified" for Federal securities law purposes – has operated in much the same manner as the larger Investors Fund – considered "diversified" under Federal securities law. The Investors Fund, compared with many diversified mutual funds that can have up to 100 or more equity securities, is already relatively "focused" since it will not invest in more than 35 equity positions. Under the circumstances, the Trustees decided it would be in your best interests to combine the Focus Fund with its larger "sister" fund in order to achieve a lower expense ratio for you while still following the same basic investment objective and strategies.
  A merger will result in a larger pool of assets and allow for more efficient management. Efficiency of management will allow total expenses to remain competitive and, in fact, be reduced.  The relatively small size of the Focus Fund would likely lead to higher expenses without the proposed merger.

Please review the enclosed prospectus and send us your voted proxy as soon as possible.

Thank you. Call us if you have any questions.

Sincerely,

(signature)                                           (signature)

Katherine L. Frank                              Frank E. Burgess
President, Mosaic Focus Fund             President, Madison Investment Advisors

Prospectus Dated June 3, 2002
Mosaic Equity Trust

550 Science Drive
Madison, Wisconsin 53711
800-368-3195

Acquisition of the Assets of
Mosaic Focus Fund Trust (the "Focus Fund")
by and in exchange for shares of
the Investors Fund series of Mosaic Equity Trust

This prospectus explains that the Trustees of the Focus Fund are soliciting the proxies of shareholders of the Focus Fund in connection with the following transaction:

  Merging the Focus Fund into the Investors Fund series of the Mosaic Equity Trust ("Investors Fund") effective July 1, 2002.
  Distributing to former Focus Fund shareholders shares of the Investors Fund in exchange for their Focus Fund shares.

If approved, you will receive shares in the Investors Fund equal in value to your current investment in the Focus Fund. The proposed merger is designed to be a tax-free reorganization so that you will not recognize any income as a result of the merger and your tax basis in the Focus Fund will carry over to the shares of the Investors Fund.

This prospectus sets forth concisely the information about the Investors Fund that a prospective investor ought to know before investing. You should retain this prospectus for future reference.

Although your Trustees are soliciting your proxy vote, when this prospectus speaks about "we" or "us," it refers to your fund's manager, Madison Mosaic.

Additional information about Mosaic Equity Trust (including a Statement of Additional Information that is incorporated by reference into and dated the same day as this prospectus) has been filed with the Securities and Exchange Commission and is available upon oral or written request and without charge. Contact Mosaic Funds at the address and phone number above.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fee Table, Synopsis Information and Risk Factors

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Investors Fund and compares them with current expenses for the Focus Fund.

Shareholder Fees (fees paid directly from your investment)
	Focus Fund	Investors Fund	Combined Investors Fund (Pro forma)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
	FocusFund	Investors Fund	Combined Investors Fund (Pro forma)
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	None	None
Other Expenses	0.50%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.25%	1.15%	1.15%

Example:

This example is intended to help you compare the cost of investing in the Focus Fund, the Investors Fund and in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Focus Fund	Investors Fund	Combined Investors Fund (Pro Forma)
1 year	$127	$117	$117
3 years	$397	$365	$365
5 years	$686	$633	$633
10 years	$1,511	$1,398	$1,398

Synopsis Information

Your Trustees determined that it will be in the best interests of the shareholders of the Focus Fund and the current shareholders of the Investors Fund to merge your fund's assets into the Investors Fund.

Why did the Trustees reach these decisions?

Reduced volatility with superior past performance.

While both the Focus and Investors Funds invest in the same types of securities and have the same investment objective, the Investors Fund's diversification resulted in less severe share price fluctuations than the Focus Fund since the Focus Fund's inception.  During this period, primarily due to the diversification of the Investors Fund's portfolio, the Investors Fund's performance was superior to that of the Focus Fund since the Focus Fund's inception.

Size and tax-constraints limiting extent of non-diversification.

The Focus Fund invests in a portfolio of 12-18 securities (compared with the Investors Funds’ portfolio of 20-35 securities). In order for the Focus Fund to maintain its "regulated investment company" (i.e. mutual fund) tax status under Federal tax laws, we often find it necessary to invest the fund’s portfolio in 17-18 securities rather than 12-13. The small size of the fund makes it more difficult to meet the tax law requirements without holding this higher number of securities positions. As a result, the fund already operates very closely to the larger, diversified Investors Fund, but without the added benefits resulting from the Investors Fund's  diversification (lower volatility and higher total return since inception of the Focus Fund).

Creating a larger pool of assets.

When combined with the Investors Fund, your investment will be part of a larger pool of assets than under the Focus Fund.  As part of a larger fund, efficiency of management will allow total expenses to remain competitive and, in fact, be reduced.  In light of the higher fees that the Focus Fund would likely have to bear at its current small size, it will become more difficult to achieve the fund's investment objectives. The Merger will be to a much larger fund that benefits from certain economies of scale and will eliminate various expense-related duplications.

The independent Trustees retained independent counsel to advise them with respect to their fiduciary duties in connection with approval of the proposed Merger.

In light of these unique circumstances, your trustees decided to combine the Focus Fund with the Investors Fund.

Comparison of Differences Between the Focus Fund and the Investors Fund

As a member of the Mosaic family, the Focus Fund and the Investors Fund operate in much the same manner and investment philosophy. The Investors Fund differs from the Focus Fund in two ways:

(1)             The Focus Fund is non-diversified and the Investors Fund is diversified. This means that the Focus Fund can purchase a security that exceeds five percent of the fund’s assets at time of purchase, while the Investors Fund cannot. Another way of looking at this difference is by understanding that although all the securities held in the Focus Fund are also held in the Investors Fund, the Investors Fund holds securities of between 20 and 35 companies, while the Focus Fund never holds securities of more than 18 companies; and

(2)             The Investors Fund’s total expenses are lower.

All other matters (investment advisor, distributor, investment and redemption procedures, exchange privileges, pricing methods and all shareholder services) are identical to those you have now.

1. Investment Objectives/Goals

Objectives

Both funds’ objective is long-term growth. The Focus Fund seeks to accomplish this objective by investing in a non-diversified portfolio of between 12 – 18 securities. The Investors Fund seeks to achieve this objective by investing in a diversified portfolio of between 20 – 35 securities.

What is the difference? Because the Investors Fund is diversified, it’s share price is not as volatile as that of the Focus Fund since the appreciation or depreciation of any single security in the Investors Fund will have less of an impact on the net asset value of the fund than a comparable change in the price of a single security in the Focus Fund.

2. Fees and Expenses

Total Expense Ratio

As of the end of the Focus Fund's most recent fiscal year, its total annual expense ratio was 1.25%. The Investors Fund's total annual expense ratio was 1.15%. The advisory fee for both funds is the same, but the operational and administrative expenses ("other expenses") of the Investors Fund are lower than the Focus Fund because its larger size can support that lower fee.

How Will the Transaction Be Accomplished?

The Trustees approved an Agreement and Plan of Merger (the "Plan") that describes the technical details of how the two funds will merge. (You can receive a copy of the Plan at no cost by calling us at 800-368-3195.) The Plan provides for substantially all of the assets and liabilities of the Focus Fund to be acquired by the Investors Fund in exchange for shares of the Investors Fund (the transaction is referred to as the "Merger"). Following the Merger, shares of the Investors Fund will be distributed to the then-existing shareholders of the Focus Fund.

The Merger is being structured as a tax-free reorganization for federal income tax purposes. This means that if the Merger is approved, you should not incur any tax consequences from the transaction. Your tax basis in your Focus Fund shares will carryover to your Investors Fund shares.

Comparison of Risks

The principal risk factors of investing in the Investors Fund will be generally the same as those of the Focus Fund (except, of course, for the Focus Fund’s risks associated with a non-diversified mutual fund investment). Specifically, the risks are:

Market Risks: The share price of the fund reflects the value of the securities it holds. If a stock’s price falls, the share price of the fund will go down (unless another stock’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares. This is generally known as "market risk."

Other Risk and Reward Considerations

One risk particular to the Focus Fund is not applicable to the Investors Fund: Because the Investors Fund is diversified, the increased market risk associated with the Focus Fund’s lack of diversification is not a consideration when investing in the Investors Fund.

Information About the Transaction

Summary of Terms of the Plan

You are asked to approve the transfer of substantially all of the assets and liabilities of the Focus Fund in exchange for shares of the Investors Fund series of Mosaic Equity Trust. The Plan also calls for Mosaic Equity Trust to distribute shares of the Investors Fund series to the shareholders of Mosaic Focus Fund. (The transaction is referred to in this document as the "Merger.")

As provided in the Plan, shareholders will not pay any of the expenses involved in accomplishing the Merger. The advisor to each fund will pay any expenses.

Prior to the Merger, the Plan provides that the Focus Fund will declare a dividend and distribution. This distribution, together with all previous distributions, will have the effect of distributing to Focus Fund shareholders: (1) all of the fund's investment company taxable income for the taxable year ending on or prior to the day of the Merger; and (2) all of its net capital gains realized in all taxable years ending on or prior to that day (after reductions for any capital loss carryforward).

The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by the Focus Fund's shareholders and receipt of an opinion of counsel regarding the Federal income tax consequences of the Merger. The Plan can be terminated at any time prior to the Merger.

If the Merger is not approved by the Focus Fund's shareholders, the Trustees will continue to operate the fund under its existing arrangements. However, due to its small size, if the Merger is not approved, the level of expenses the Focus Fund must pay are likely to increase upon expiration of the Trust's current services agreement in July 2002.

Description of Securities to be Issued

As a result of the Merger, each shareholder of record of the Focus Fund will become the record holder of that number of full and fractional shares of the Investors Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of your fund. These calculations are made in accordance with the Plan as of the close of business on the date that Focus Fund assets are exchanged for shares of the Investors Fund.

The Focus Fund and the Investors Fund are both Mosaic portfolios established under materially identical operating and organizational agreements and documents. As a result, there are no material differences between the rights of shareholders of the Focus Fund and the rights of shareholders of the Investors Fund.

Reasons for the Merger

Your trustees, including the trustees who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have concluded that it is in the best interests of both funds for the Merger to take place. The Trustees have concluded that the interests of neither fund's shareholders will be diluted as a result of the transactions contemplated by the Merger. Therefore, they have submitted the Merger for the approval by you.

Why have your Trustees reached these conclusions?

Reduced volatility with superior past performance.

The Trustees recognized that both the Focus and Investors Funds invest in the same types of securities and have the same investment objective.  They reviewed the historic fluctuations in the Focus Fund's share price and compared them with those of the Investors Fund.  Likewise, they compared the performance of the Focus and Investors Funds since the Focus Fund's inception.  Over the long term, the Trustees recognized that the diversified Investors Fund experienced less severe share price fluctuations than the Focus Fund while at the same time achieving greater total return.   Although they recognized that past performance would not predict future results, the positive, historic benefits of the Investors Fund's diversification was a material consideration in determining that merging the Focus Fund with the Investors is in the best interests of Focus Fund shareholders.

Size and tax-constraints limiting extent of non-diversification. The Trustees recognized that the principal difference between the Focus Fund and the Investors Fund was the Focus Fund’s ability to invest a greater percentage of its assets in far fewer securities. However, in order for the Focus Fund to maintain its status as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, at least half of the fund’s investments must satisfy the same diversification requirements as the diversified Investors Fund. Because the Focus Fund is also required to maintain a non-equity (cash) position to satisfy the fund’s daily liquidity requirements (e.g. satisfying redemptions and exchanges), this further reduced the number of larger positions the fund could hold and still satisfy federal tax requirements. As a result, the combination of small size and tax constraints resulted in a portfolio composition of 17-18 securities rather than 12-13. The Trustees recognized that, under these constraints, the Focus Fund was not very different from the larger, diversified Investors Fund. The Trustees also recognized that Mosaic’s diversified equity funds, including the Investors Fund, already have a relatively "focused" portfolio compared to many other diversified equity mutual funds. (For example, other funds may have up to 100 or more securities in their portfolio, whereas the Investors Fund is never expected to exceed 35 equity securities.) Therefore, in order for Focus Fund shareholders to have a lower expense ratio on their investment, the Trustees recommended merging the Focus Fund with the Investors Fund.

Creating a larger pool of assets.

When combined with the Investors Fund, your investment will be part of a larger pool of assets than under the Focus Fund.  As part of a larger fund, efficiency of management will allow total expenses to remain competitive and, in fact, be reduced.  This is accomplished by achieving certain economies of scale while at the same time eliminating duplicative administrative expenses that are incurred with the operation of two distinct funds.  The Trustees recognized that the Focus Fund's transfer agent, administrative and other expenses must increase substantially at the expiration of its current services agreement in July 2002.  In light of the higher fees that the Focus Fund would likely have to bear at its current small size, it will become more difficult to achieve the fund's investment objectives.

The independent Trustees retained independent counsel to advise them with respect to their fiduciary duties in connection with approval of the proposed Merger.

Tax Consequences.

Before the Merger happens, the Trust will receive an opinion of counsel that the Merger has been structured so that no gain or loss will be recognized by the Focus Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of the Investors Fund in the Merger. The holding period and aggregate tax basis of shares of the Investors Fund that are received by the your fund's shareholders will be the same as the holding period and aggregate tax basis of shares of your fund previously held by your fund's shareholders (provided, of course, that shares of the Focus Fund are held as capital assets). In addition, the holding period and tax basis of the assets of the Focus Fund in the hands of the Investors Fund as a result of the Merger will be the same as in the hands of the Focus Fund immediately prior to the Merger.

The Merger is being structured to meet the requirements of Internal Revenue Code Section 368(a)(1)(C) for tax-free exchanges.

Capitalization

The following table shows the capitalization as of March 31, 2002 of the Focus Fund and the Investors Fund individually and on a pro forma combined basis as of that date, giving effect to the proposed acquisition of the Focus Fund's net assets at market value:

	Focus Fund	Investors Fund	Investors Fund (Pro Forma for Merger)
Net Assets (in thousands)	$3,082	$32,945	$36,027
Net Asset Value per share	$22.79	$19.07	$19.07
Shares outstanding	135,212	1,727,287	1,888,864

Portfolio Realignment Consequences

The Focus Fund’s entire investment portfolio represents appropriate investments for the Investors Fund. As a result, we do not believe that we will need to restructure or otherwise make significant changes to the investment portfolio of (1) the Focus Fund before the Merger or (2) the Investors Fund after the Merger if the Merger is approved. To the extent some of the securities acquired by the Investors Fund cause the existing Investors Fund positions in these same securities to exceed applicable diversification requirements, a percentage of such securities may need to be sold. However, since the Focus Fund’s total assets are less than ten percent of the Investors Fund’s total assets, we do not anticipate any significant transaction activity will be required after the Merger to satisfy diversification requirements.

Federal income tax limits the amount of carryover losses from a merged entity (such as the Focus Fund) that may be used by the surviving entity (such as the Investors Fund) after a merger of the type proposed in this Merger.  These losses are typically offset against gains to help reduce the capital gains distribution a fund is required to make in any year.  It is possible that the Investors Fund will never be able to use some of the tax losses now held by the Focus Fund after the Merger.   However, due to the small size of the Focus Fund relative to the Investors Fund, we do not anticipate that this will make a material difference to future Investors Fund distributions after the Merger.

Information About the Investors Fund

A complete copy of Mosaic Equity Trust's prospectus dated May 1, 2002 is enclosed with this document for your review. It is incorporated by reference into this document. Please refer to it for information regarding the Investors Fund.

Information About The Focus Fund

A complete copy of Mosaic Focus Fund's prospectus dated May 1, 2002 is enclosed with this document for your review. It is incorporated by reference into this document. Please refer to it for information regarding the Focus Fund.

Voting Information

Who is requesting your proxy?

This document is furnished in connection with a solicitation of proxies by the Board of Trustees of Mosaic Focus Fund. The proxies will be used at the Special Meeting of Shareholders of your fund, to be held at our offices at 550 Science Drive, Madison, Wisconsin, on Friday, June 28, 2002, at 12:00 noon and at any adjournments of the meeting.

Although your Trustees are soliciting your proxy vote, when the prospectus speaks about "we" or "us", it refers to your fund's manager, Madison Mosaic.

Who will receive this solicitation?

This document, along with a Notice of the Meeting and a proxy card, will be mailed to shareholders on or about June 3, 2002. (We may send follow-up copies by overnight delivery or facsimile.) Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any of its adjournments. The holders of a majority of the shares outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting.

How will your proxy be voted?

If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the named proxies will vote the shares represented by the proxy in accordance with the instructions marked.

Unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum. Since shares represented by "broker non-votes" are considered outstanding shares, a "broker non-vote" has the same effect as a vote against the Merger.

Can a proxy be revoked?

A proxy may be revoked at any time before the Meeting by written notice to the Secretary of the Trust, 550 Science Drive, Madison, Wisconsin 53711 (800-368-3195) or by appearing at the meeting in person. Unless revoked, all valid proxies will be voted as specified by you or, if you do not make any specifications, for approval of the Plan and the Merger.

Will anyone solicit proxies?

As the meeting date nears, our representatives may contact you by telephone to encourage you to complete and return your proxy or to determine if you will be attending the Meeting. No one will be compensated for doing so.

Who is paying for this proxy solicitation?

We are bearing all expenses of this proxy solicitation. Neither fund nor any of their shareholders will pay any proxy solicitation costs.

What vote is required to approve the Merger?

Approval of the Merger will require the affirmative vote of more than 50% of the outstanding voting securities of the Focus Fund. Fractional shares outstanding are entitled to a proportionate share of one vote.

In the event that sufficient votes to approve the Plan are not received by June 28, 2002, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Meeting.

A shareholder who objects to the proposed transaction will not be entitled under either Massachusetts law or the Declaration of Trust to demand payment for, or an appraisal of, his or her shares. However, you should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. If the Merger is consummated, you will be free to redeem the shares of the Investors Fund that you receive in the transaction at their then-current net asset value. Shares of your fund may be redeemed at any time prior to the consummation of the Merger. You may wish to consult your tax advisor as to any differing consequences of redeeming your fund shares prior to the Merger or exchanging such shares in the Merger.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise the Trust whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

The votes of any current shareholders of the Investors Fund are not being solicited and are not required to carry out the Merger.

The Board of Trustees, including the "non-interested" Trustees, recommends approval of the Merger, and any unmarked proxies without instructions to the contrary will be voted in favor of approval of the merger.

What is the record date and number of outstanding shares?

As of April 30, 2002, (the "Record Date"), there were xxx,xxx.xxx outstanding shares of beneficial interest of Mosaic Focus Fund.

Controlling Shareholders, Large Shareholders and Holdings of Trustees and Officers of the Trust

No one entity is considered to control either the Focus Fund or the Investors Fund.

Mitra & Co, fbo 64, P.O. Box 2977, Milwaukee, WI 53201 owns 6% of the Investors Fund as of the Record Date, while the brokers Charles Schwab & Co. (101 Montgomery Street, San Francisco, CA 94104) ("Schwab") and National Investors Services Corp (55 Water Streeet, FL 32, New York, NY 10041) own 7% and 6%, respectively, of the Investors Fund in an omnibus account for the exclusive benefit of their respective customers.

Madison Investment Advisors, Inc., 550 Science Drive, Madison, WI 53711 owns 12% of the Focus Fund, Karen Schlageter, 2868 Osmundsen Road, Madison, WI 53711 owns 9% of the Focus Fund and Schwab owns 13% in an omnibus account for the exclusive benefit of its customers.

As of the Record Date, the officers and Trustees of the Trust, including those identified above, beneficially owned as a group approximately 20% of the outstanding shares of the Focus Fund and less than 5% of the Investors Fund.

Deadline for Submitting Shareholder Proposals at Next Special Meeting

Neither Mosaic Focus Fund nor Mosaic Equity Trust holds annual shareholder meetings. The deadline for submitting shareholder proposals for inclusion in the proxy statement and form of proxy for the next special meeting of shareholders of Mosaic Focus Fund or any Mosaic Equity Trust series is a reasonable time before Mosaic Focus Fund or Mosaic Equity Trust, respectively, begins to print and mail its proxy materials. Other than the meeting described in this document, no special meetings are currently being contemplated.

June 3, 2002

Mosaic Focus Fund - Proxy Card

Special Meeting of Shareholders – June 28, 2002

This proxy is solicited on behalf of the Trustees of Mosaic Focus Fund Trust. The undersigned hereby appoints Frank E. Burgess, Katherine L. Frank and Greg Hoppe, and each of them separately, proxies, with full power of substitution, and hereby authorizes them to represent and to vote, as designated below at the Special Meeting of Shareholders of the above referenced fund (the "Fund") to be held on Friday, June 28, 2002 at 550 Science Drive, Madison, Wisconsin 53711 at 12:00 noon Central time, and at any adjournments thereof (the "Meeting"), all of the shares of the Fund which the undersigned would be entitled to vote if the undersigned were personally present.

Every shareholder's vote is important! Vote this Proxy Card today!

This proxy, when properly executed, will be voted in the manner directed herein by the shareholder whose name is signed herein. If you sign, date and return this proxy card but give no voting instructions, your shares will be voted for each proposal.

To vote, mark blocks below in blue or black ink as follows [x]

1. To approve the proposed Agreement and Plan of Merger into Mosaic Equity Trust's Investors Fund.

[  ] YES [  ] NO [  ] ABSTAIN

2. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.

[  ] YES [  ] NO [  ] ABSTAIN

These items are discussed in greater detail in the attached Prospectus. The Board of Directors of Mosaic Focus Fund fixed the close of business on April 30, 2002, as the record date for the determination of shareholders entitled to notice of and to vote at the meeting.

If you attend the meeting, you may vote your shares in person. Please complete, sign, date and return this proxy card in the enclosed envelope, which needs no postage if mailed in the United States, if you do not expect to attend the meeting.

Note : Please sign exactly as name appears on this card. All joint owners should sign. When signing as an executor, administrator, attorney, trustee, guardian or custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in partnership name.

_____________________________________ Date: June ______, 2002

Signature

Record date shares #######.###>

Account Number 390-###########

Registration #############################, ##############################,

############################, ############################################

STATEMENT OF ADDITIONAL INFORMATION
Dated June 3, 2002

Acquisition of the Assets of
Mosaic Focus Fund
By and in Exchange for Shares of
Mosaic Equity Trust Investors Fund
550 Science Drive
Madison, Wisconsin 53711
1-800-368-3195

This Statement of Additional Information, relating specifically to the proposed transfer of the assets of Mosaic Focus Fund in exchange for shares of the Investors Fund series of shares of Mosaic Equity Trust (the "Merger") is not a prospectus. A Prospectus dated June 3, 2002 relating to the above-referenced matter may be obtained from Mosaic Equity Trust at the address and phone number above. This Statement of Additional Information relates to and should be read in conjunction with such Prospectus.

This Statement of Additional Information incorporates by reference the following documents, a copy of each of which accompanies this Statement of Additional Information:

1. The Prospectuses of Mosaic Focus Fund and Mosaic Equity Trust, each dated May 1, 2002.

2. The Statements of Additional Information of Mosaic Focus Fund and Mosaic Equity Trust, each dated May 1, 2002.

3. The Annual Reports of Mosaic Focus Fund and Mosaic Equity Trust, each dated December 31, 2001.

Because the assets of Mosaic Focus Fund were less than 10% of the assets of Mosaic Investors Fund on May 1, 2002, no pro forma financial statements are provided.

Mosaic Equity Trust Part C
Form N-14, June 3, 2002

Item 15. Indemnification

The Advisor maintains a Directors and Officers Errors and Omissions Policy which covers the officers and Trustees of Mosaic Tax-Free Trust as well as the officers and directors of the Advisor and its affiliates. Such policy does not protect against any liability resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of such registrants pursuant to any provision in the Trust or its By-Laws, each registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.)

Item 16. Exhibits:

1. Declaration of Trust.*

2. Bylaws.*

3. Not applicable.

4. Agreement and Plan of Merger. (Filed herewith)

5. Not applicable.

6. Form of Investment Advisory Agreement.*

7. Distribution Agreement.*

8. Not applicable.

9. Custody Agreement.*

10. Not applicable.

11. Opinion of counsel, Sullivan & Worcester, LLP (filed herewith).

12. Tax opinion of DeWitt Ross and Stevens, S.C. (filed herewith).

13. Contracts.*

14. Consent of Independent Auditors (filed herewith).

15. Not applicable.

16. Powers of Attorney (filed herewith).

17. Not applicable.

* Matters and documents associated with Mosaic Equity Trust are incorporated by reference to Post-Effective Amendment No. 25 filed by Mosaic Equity Trust, 1933 Act Registration Number 2-80805, Investment Company Act of 1940 File Number 811-3615 filed on April 29, 2002, with an effective date of May 1, 2002.  Matters and documents associated with Mosaic Focus Fund are incorporated by reference to Post-Effective Amendment No. 4 filed by Mosaic Focus Fund Trust, 1933 Act Registration Number 333-50595, Investment Company Act of 1940 File Number 811-7473, also filed on April 29, 2002, with an effective date of May 1, 2002.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the County of Dane and State of Wisconsin, on the 24th day of April, 2002.

Registrant: Mosaic Equity Trust

By: (signature)
----------------------------------
Name: Katherine L. Frank
Title: President and Trustee

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

**,                              Trustee, Vice President     (Date)
Frank E. Burgess         and Treasurer

**,                              Trustee
James Imhoff                                                      (Date)

**,                              Trustee
Philip Blake                                                      (Date)

**,                              Trustee
Lorence Wheeler                                                  (Date)

(signature), **             Attorney-In-Fact                  4/24/02
John Rashke, Esquire